Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales	$ 2,177	$ 1,766
Cost of sales	(1,499)	(1,378)
General and administrative expenses	(10)	(14)
Depreciation and amortization	(107)	(94)
Loss on disposal of assets	(12)	0
Operating income	549	280
Non-operating (expense) income:
Finance costs	(32)	(52)
Gain on asset exchange	0	16
Earnings before income tax	517	244
Income tax expense	(81)	(61)
Profit (loss)	$ 436	$ 183
Earnings per common share
Basic (in dollars per share)	$ 5.06	$ 2.14
Diluted (in dollars per share)	$ 5.03	$ 2.13